EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per Share [abstract]
EARNINGS PER SHARE

20.    EARNINGS PER SHARE

	Years ended December 31
	2021	2020
Basic:
Net income for the period attributable to Fortuna shareholders	$57,877	$21,553
Weighted average number of shares (000's)	237,998	174,993
Earnings per share - basic	$0.24	$0.12

	Years ended December 31
	2021	2020
Diluted:
Net income for the period attributable to Fortuna shareholders	$57,877	$21,553
Add: finance costs on convertible debt, net of $nil tax	3,779	-
Diluted net income for the period	$61,656	$21,553

Weighted average number of shares (000's)	237,998	174,993
Incremental shares from dilutive potential shares	11,445	11,080
Weighted average diluted number of shares (000's)	249,443	186,073
Earnings per share - diluted	$0.23	$0.12

As at December 31, 2021, there were 7,551 out of the money options that were excluded from the diluted earnings per share calculation as their effect would have been anti-dilutive (December 31, 2020 –7,551).